Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets
Goodwill and Intangible Assets

NOTE 3.  Goodwill and Intangible Assets

Purchased goodwill from acquisitions totaled $1.3 billion in 2017, none of which is deductible for tax purposes. Purchased goodwill from acquisitions totaled $14 million in 2016, none of which is deductible for tax purposes. The acquisition activity in the following table also includes the net impact of adjustments to the preliminary allocation of purchase price within the one year measurement-period following prior acquisitions, which increased goodwill by $39 million during 2016. The amounts in the “Translation and other” column in the following table primarily relate to changes in foreign currency exchange rates. The goodwill balance by business segment follows:

Goodwill

	Dec. 31,	2016	2016	Dec. 31,	2017	2017	2017	Dec. 31,
	2015	acquisition	translation	2016	acquisition	divestiture	translation	2017
(Millions)	Balance	activity	and other	Balance	activity	activity	and other	Balance
Industrial	$2,573	$—	$(37)	$2,536	$—	$—	$142	$2,678
Safety and Graphics	3,342	41	(59)	3,324	1,296	(323)	122	4,419
Health Care	1,624	12	(27)	1,609	6	—	67	1,682
Electronics and Energy	1,510	—	(21)	1,489	—	—	35	1,524
Consumer	200	—	8	208	—	—	2	210
Total Company	$9,249	$53	$(136)	$9,166	$1,302	$(323)	$368	$10,513

Accounting standards require that goodwill be tested for impairment annually and between annual tests in certain circumstances such as a change in reporting units or the testing of recoverability of a significant asset group within a reporting unit. At 3M, reporting units correspond to a division.

As described in Note 17, effective in the first quarter of 2018, the Company changed its business segment reporting in its continuing effort to improve the alignment of its businesses around markets and customers. In addition, certain shared film manufacturing and supply technology platform resources formerly reflected within the Electronics and Energy business segment were combined with other shared and centrally managed material resource centers of expertise within Corporate and Unallocated. For any product changes that resulted in reporting unit changes, the Company applied the relative fair value method to determine the impact on goodwill of the associated reporting units. During the first quarter of 2018, the Company completed its assessment of any potential goodwill impairment for reporting units impacted by this new structure and determined that no impairment existed. The Company also completed its annual goodwill impairment test in the fourth quarter of 2017 for all reporting units and determined that no impairment existed. In addition, the Company had no impairments of goodwill in prior years.

Acquired Intangible Assets

The carrying amount and accumulated amortization of acquired finite-lived intangible assets, in addition to the balance of non-amortizable intangible assets, as of December 31, follow:

	December 31,	December 31,
(Millions)	2017	2016
Customer related intangible assets	$2,332	$1,939
Patents	561	602
Other technology-based intangible assets	583	524
Definite-lived tradenames	678	420
Other amortizable intangible assets	207	211
Total gross carrying amount	$4,361	$3,696

Accumulated amortization — customer related	(874)	(797)
Accumulated amortization — patents	(489)	(497)
Accumulated amortization — other technology based	(292)	(302)
Accumulated amortization — definite-lived tradenames	(256)	(236)
Accumulated amortization — other	(162)	(173)
Total accumulated amortization	$(2,073)	$(2,005)

Total finite-lived intangible assets — net	$2,288	$1,691

Non-amortizable intangible assets (primarily tradenames)	648	629
Total intangible assets — net	$2,936	$2,320

Certain tradenames acquired by 3M are not amortized because they have been in existence for over 55 years, have a history of leading-market share positions, have been and are intended to be continuously renewed, and the associated products of which are expected to generate cash flows for 3M for an indefinite period of time.

Amortization expense for the years ended December 31 follows:

(Millions)	2017	2016	2015
Amortization expense	$238	$262	$229

Expected amortization expense for acquired amortizable intangible assets recorded as of December 31, 2017 follows:

						After
(Millions)	2018	2019	2020	2021	2022	2022
Amortization expense	$252	$242	$231	$221	$208	$1,134

The preceding expected amortization expense is an estimate. Actual amounts of amortization expense may differ from estimated amounts due to additional intangible asset acquisitions, changes in foreign currency exchange rates, impairment of intangible assets, accelerated amortization of intangible assets and other events. 3M expenses the costs incurred to renew or extend the term of intangible assets.